Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Numerator:
Net (loss) income		$ 888,192		$ 1,202,040
Basic weighted average shares outstanding		22,500,000		22,376,712
Basic net (loss) income per ordinary share		$ 0.04		$ 0.05
Class B Ordinary Shares [Member]
Numerator:
Net (loss) income	$ (26,181)	$ 222,048	$ 815,472	$ 300,510
Basic weighted average shares outstanding	2,250,000	5,625,000	3,784,932	5,594,178
Basic net (loss) income per ordinary share	$ (0.01)	$ 0.04	$ 0.22	$ 0.05
Redeemable [Member] | Class A Ordinary Shares [Member]
Numerator:
Net (loss) income	$ (25,617)
Basic weighted average shares outstanding	2,201,547
Basic net (loss) income per ordinary share	$ (0.01)
Non Redeemable [Member] | Class A Ordinary Shares [Member]
Numerator:
Net (loss) income	$ (39,271)
Basic weighted average shares outstanding	3,375,000
Basic net (loss) income per ordinary share	$ (0.01)